NOTES RECEIVABLE FROM PARTICIPANTS	12 Months Ended
Dec. 31, 2025
EBP 019
EBP, Debt [Line Items]
NOTES RECEIVABLE FROM PARTICIPANTS	NOTES RECEIVABLE FROM PARTICIPANTS
Effective January 1, 2025, the Plan was amended to allow for participant loans. The Plan was previously amended effective December 31, 2019 to allow the transfer of outstanding loans from the Loders Croklaan Savings Plan in to the Plan. The loans are secured by the balance in the participant's account. Loan payments, including interest due, are paid ratably through payroll deductions. As of December 31, 2025, participant loans bear interest rates of 3.75% to 9.00% and mature through December 2030. Delinquent loans are recorded as distributions based on the terms of the Plan document. Notes receivable from participants are measured at their unpaid principal balance plus any accrued, but unpaid interest. Fees related to the administration of notes receivable from participants are charged directly to the participant's account and are included in administrative expenses.